Net Gains on Sale of Containers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Property	Dec. 31, 2013 Property	Dec. 31, 2012 Property
Property, Plant, and Equipment Disclosure [Line Items]
Number of containers sold	97,563	73,984	47,062
Gains on sales of containers, net	$ 13,469	$ 27,340	$ 34,837
Previously written down containers
Property, Plant, and Equipment Disclosure [Line Items]
Number of containers sold	30,686	9,431	1,441
Gains on sales of containers, net	3,657	2,954	971
Containers not written down
Property, Plant, and Equipment Disclosure [Line Items]
Number of containers sold	66,877	64,553	45,621
Gains on sales of containers, net	$ 9,812	$ 24,386	$ 33,866